Debt Instruments at Amortized Cost (Details) - Schedule of amortized value and the corresponding ECL $ in Millions	12 Months Ended
Dec. 31, 2021 CLP ($)
Debt Instruments at Amortized Cost (Details) - Schedule of amortized value and the corresponding ECL [Line Items]
Beginning balance
New assets purchased	4,680,639
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)
Changes due to modifications not derecognized	11,802
Other adjustments
Ending balance	4,692,441
Stage 1 [Member]
Debt Instruments at Amortized Cost (Details) - Schedule of amortized value and the corresponding ECL [Line Items]
Beginning balance
New assets purchased	4,680,639
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)
Changes due to modifications not derecognized	11,802
Other adjustments
Ending balance	4,692,441
Stage 2 [Member]
Debt Instruments at Amortized Cost (Details) - Schedule of amortized value and the corresponding ECL [Line Items]
New assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)
Changes due to modifications not derecognized
Other adjustments
Ending balance
Stage 3 [Member]
Debt Instruments at Amortized Cost (Details) - Schedule of amortized value and the corresponding ECL [Line Items]
New assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)
Changes due to modifications not derecognized
Other adjustments
Ending balance
Stage1 [Member]
Debt Instruments at Amortized Cost (Details) - Schedule of amortized value and the corresponding ECL [Line Items]
Beginning balance
New assets purchased	709
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)
Changes due to modifications not derecognized	2
Write-off
Other adjustments
Ending balance	711
Stage 2 [Member]
Debt Instruments at Amortized Cost (Details) - Schedule of amortized value and the corresponding ECL [Line Items]
Beginning balance
New assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)
Changes due to modifications not derecognized
Write-off
Other adjustments
Ending balance
Stage3 [Member]
Debt Instruments at Amortized Cost (Details) - Schedule of amortized value and the corresponding ECL [Line Items]
Beginning balance
New assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)
Changes due to modifications not derecognized
Write-off
Other adjustments
Ending balance
ECL [Member]
Debt Instruments at Amortized Cost (Details) - Schedule of amortized value and the corresponding ECL [Line Items]
Beginning balance
New assets purchased	709
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)
Changes due to modifications not derecognized	2
Write-off
Other adjustments
Ending balance	$ 711